Executive and Supervisory Board Compensation - Payments to/DBO for Former Executive Board Members (Details) - Former Executive Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payments to / DBO for former executive board members [abstract]
Payments	€ 3,010	€ 2,081	€ 2,054
DBO 12/31	€ 44,043	€ 44,306	€ 38,374